UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22550

Name of Fund: BlackRock Preferred Partners LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Preferred Partners LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2016

Date of reporting period: 12/31/2015

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2015 (Unaudited)	(Percentages shown are based on Members’ Capital)

Portfolio Funds	Value
Directional Trading — 21.1%
D.E. Shaw Oculus International Fund, Liquidity Class	$3,542,302
Ellington Quantitative Macro Fund Ltd., Class A, Founder Series	1,628,618
Graticule Asia Macro Fund LP (FKA Fortress Asia Macro Fund Ltd.), Class A:
Series 05-2011	4,160,508
Series 02-2014	1,031,381
QMS Diversified Global Macro Offshore Fund Ltd., Class NV:
Series 01-2014	2,088,884
Series 02-2014	629,690
Series 03-2014	315,464

13,396,847

Event Driven — 16.6%
Aristeia International, Ltd., Class A:
Series A NV	1,175,428
Series 02-2014	301,731
Series 03-2014	213,041
Jet Capital Concentrated Offshore Fund, Ltd., Class E, Non-Voting Shares, Series 1, 06-2011	2,642,165
King Street Capital, Ltd., Class S, Series 53	13
Pentwater Event Fund, Ltd., Class F-NV-U, Initial Series	4,832,447
York Investment, Ltd., Class D-U:
Series 1	1,062,939
Series 2-2014	314,877

10,542,641

Fundamental Long/Short — 41.0%
Anchor Bolt Offshore Fund Ltd., Class A1, Series 1	3,149,193
Blue Harbour Strategic Value Partners Offshore, Ltd., Class 1, Series 09-2014	2,415,175
GCM Offshore Equity Partners LP, Class A	1,541,976
Glenview Capital Partners (Cayman), Ltd., Class G/84	2,617,611
Hitchwood Capital Fund Ltd., Series A1:
07/2014	2,456,187
11/2014	367,683
Myriad Opportunities Offshore Fund, Ltd., Class B, Series 40	5,254,062
One William Street Capital Offshore Fund, Ltd., Class DD:
Initial Series AA	1,960,280
Series 01-2014	395,230
Series 02-2014	334,555
Panning Overseas Fund, Ltd., Series A-1, Initial Series	2,706,597
Pelham Long/Short Fund, Ltd., Class A	2,881,853

26,080,402

Portfolio Funds	Value
Relative Value — 22.0%
Achievement Fund, Ltd. (FKA Peak6 Achievement Fund, Ltd.), Class E, Non-Voting Shares:
Initial Series	$90,661
Series 02-2014	10,049
BG Fund, Class D	3,180,505
Citadel Global Fixed Income Fund, Ltd., Class A	3,124,841
Magnetar Capital Fund II, Ltd., Class G:
Series 14	646,171
Series 15	195,893
Series 16	161,038
Series 17	218,489
Series 18	409,220
Series 19	217,242
Series 21	269,916
Series 22	110,584
Pine River Liquid Rates Fund, Ltd., Class Q-A, Series 29	2,244,962
Stratus Feeder LP, Series 1.5	3,149,519

14,029,090
Total Investments (Cost $54,884,847*) — 100.7%	64,048,980
Liabilities in Excess of Other Assets — (0.7)%	(462,186)

Members’ Capital — 100.0%	$63,586,794

BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2015	1

Schedule of Investments (continued)

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$67,982,953

Gross unrealized appreciation	$483,066
Gross unrealized depreciation	(4,417,039)

Net unrealized depreciation	$(3,933,973)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs). If the reporting entity has the ability to redeem its investment with the Portfolio Funds at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions, the Fund’s investment in the Portfolio Fund will be considered Level 2.

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term will be considered Level 3.

The Fund’s investments in Portfolio Funds not otherwise traded on an active exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Funds and has not been adjusted by BlackRock Advisors LLC, it is classified as Level 2; in all other cases it is classified as Level 3. Changes in redemption features may result in transfers into or out of an assigned level within the disclosure hierarchy. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in it’s semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Portfolio Funds:[1]
Directional Trading	—	$9,854,545	$3,542,302	$13,396,847
Event Driven	—	5,710,181	4,832,460	10,542,641
Fundamental Long/Short	—	12,547,825	13,532,577	26,080,402
Relative Value	—	8,675,696	5,353,394	14,029,090

Total	—	$36,788,247	$27,260,733	$64,048,980

[1]	In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $2,852,920 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between Level 1 and Level 2.

2	BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2015

Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to members’ capital. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Assets:	Directional Trading	Event Driven	Fundamental Long/Short	Relative Value	Total
Opening Balance, as of March 31, 2015	$3,648,760	$5,705,951	$20,426,014	$10,619,148	$40,399,873
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[1]	—	—	(5,574,140)	(3,253,445)	(8,827,585)
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	104,351	288,740	250,312	643,403
Net change in unrealized appreciation/depreciation[2]	(106,458)	(674,864)	(21,280)	110,487	(692,115)
Purchases	—	—	—	70,946	70,946
Sales	—	(302,978)	(1,586,757)	(2,444,054)	(4,333,789)

Closing Balance, as of December 31, 2015	$3,542,302	$4,832,460	$13,532,577	$5,353,394	$27,260,733

Net change in unrealized appreciation/depreciation on investments still held at December 31, 2015[2]	$(106,458)	$(570,513)	$267,460	$360,799	$(48,712)

[1]

As of March 31, 2015, certain investments were subject to liquidity restrictions that would not be lifted in the near term. As of December 31, 2015, these liquidity restrictions were lifted for these investments. As a result, investments with a beginning of period value of $8,827,585 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2015	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date:	February 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Partners LLC

Date:	February 23, 2016